CONSOLIDATED BALANCE SHEETS (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Real estate investments, at cost:
Land	$ 521,139,000	$ 249,541,000	$ 25,624,000
Buildings, fixtures and improvements	2,121,178,000	1,336,726,000	161,925,000
Acquired intangible lease assets	328,733,000	212,223,000	21,777,000
Total real estate investments, at cost	2,971,050,000	1,798,490,000	209,326,000
Less: accumulated depreciation and amortization	(148,162,000)	(56,110,000)	(15,340,000)
Total real estate investments, net	2,822,888,000	1,742,380,000	193,986,000
Cash and cash equivalents	150,481,000	156,873,000	19,331,000
Investment in direct financing leases, net	57,449,000	0
Investment securities, at fair value	9,480,000	41,654,000	0
Derivatives, at fair value	7,088,000	0
Restricted cash	1,680,000	1,108,000	0
Prepaid expenses and other assets	48,165,000	7,416,000	2,050,000
Receivable for issuance of common stock		0	969,000
Deferred costs, net	47,754,000	15,356,000	3,424,000
Assets held for sale	6,028,000	665,000	1,818,000
Total assets	3,151,013,000	1,965,452,000	221,578,000
LIABILITIES AND EQUITY
Mortgage notes payable	269,891,000	265,118,000	35,320,000
Convertible Notes Payable	300,975,000	0
Senior secured revolving credit facility	0	124,604,000	42,407,000
Senior corporate credit facility	600,000,000	0
Convertible obligation to Series C Convertible Preferred stockholders, at fair value	449,827,000	0
Contingent value rights obligation to preferred and common investors, at fair value	49,314,000	0
Below-market lease liabilities, net	4,200,000	0
Derivatives, at fair value	1,785,000	3,830,000	98,000
Accounts payable and accrued expenses	14,740,000	9,459,000	1,574,000
Deferred rent and other liabilities	7,404,000	4,336,000	887,000
Distributions payable	72,000	9,946,000	504,000
Total liabilities	1,698,208,000	417,293,000	80,790,000
Convertible preferred stock, $0.01 par value, 100,000,000 shares authorized, zero and 828,472 shares issued and outstanding at September 30, 2013 and December 31, 2012, respectively	0	8,000	0
Common stock, $0.01 par value, 750,000,000 shares authorized, 185,448,022 and 179,167,112 issued and outstanding at September 30, 2013 and December 31, 2012, respectively	1,848,000	1,792,000	172,000
Additional paid-in capital	1,803,315,000	1,653,900,000	144,230,000
Accumulated other comprehensive income (loss)	4,857,000	(3,934,000)	(98,000)
Accumulated deficit	(480,817,000)	(120,072,000)	(7,218,000)
Total stockholders? equity	1,329,203,000	1,531,694,000	137,086,000
Non-controlling interests	123,602,000	16,465,000	3,702,000
Total equity	1,452,805,000	1,548,159,000	140,788,000
Total liabilities and equity	3,151,013,000	1,965,452,000	221,578,000
Series A Preferred Stock [Member]
LIABILITIES AND EQUITY
Convertible preferred stock, $0.01 par value, 100,000,000 shares authorized, zero and 828,472 shares issued and outstanding at September 30, 2013 and December 31, 2012, respectively		5,000	0
Series B Preferred Stock [Member]
LIABILITIES AND EQUITY
Convertible preferred stock, $0.01 par value, 100,000,000 shares authorized, zero and 828,472 shares issued and outstanding at September 30, 2013 and December 31, 2012, respectively		$ 3,000	$ 0